Summary of Significant Accounting Policies (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Administrative expenses and investment advisory fees	$ 649,000
Investment advisory fees	$ 407,000